Intangible assets - Goodwill Allocation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Goodwill	R$ 209,806	R$ 189,075
Moip
Disclosure of subsidiaries [line items]
Goodwill	148,117	148,117
Concil
Disclosure of subsidiaries [line items]
Goodwill	20,731	0
Biva Serviços
Disclosure of subsidiaries [line items]
Goodwill	14,627	0
Bivaco Holding
Disclosure of subsidiaries [line items]
Goodwill	0	14,627
Banco Seguro
Disclosure of subsidiaries [line items]
Goodwill	12,612	12,612
Boa Compra
Disclosure of subsidiaries [line items]
Goodwill	6,570	0
Zygo
Disclosure of subsidiaries [line items]
Goodwill	5,768	5,768
R2Tech
Disclosure of subsidiaries [line items]
Goodwill	0	6,570
Yami
Disclosure of subsidiaries [line items]
Goodwill	R$ 1,382	R$ 1,382